NOTE 10 - STOCKHOLDERS' EQUITY: Schedule of Share-based Compensation, Stock Options, Activity (Details) - USD ($)			6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2023
Warrants
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number	23,421,544	16,000,000	23,421,544
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 0.06	$ 0.06	$ 0.06
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	2 years 7 months 2 days	2 years 7 months 20 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Intrinsic Value	$ 35,178	$ 0	$ 35,178
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Net of Forfeitures			7,421,544
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price			$ 0.05
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number	23,421,544		23,421,544
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Exercise Price	$ 0.06		$ 0.06
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value	$ 35,178		$ 35,178
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Number	23,421,544		23,421,544
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Weighted Average Exercise Price	$ 0.06		$ 0.06
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Intrinsic Value	$ 35,178		$ 35,178
Omnibus Stock Grant And Option Plan
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number	4,600,000	4,600,000	4,600,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 0.05	$ 0.05	$ 0.05
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	2 years 10 months 2 days	2 years 10 months 2 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Intrinsic Value	$ 8,740	$ 8,740	$ 8,740
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number	4,600,000		4,600,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Exercise Price	$ 0.05		$ 0.05
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value	$ 8,740		$ 8,740
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Number	4,600,000		4,600,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Weighted Average Exercise Price	$ 0.05		$ 0.05
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Intrinsic Value	$ 8,740		$ 8,740